Note 43 - Subsidiaries (Details)		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
BBVA Frances Valores SA Member
Subsidiaries LineItems
Registered Office		Argentina		Argentina	Argentina
Ownership Interest		96.9953%		96.9953%	96.9953%
Consolidar AFJP SA Member
Subsidiaries LineItems
Registered Office		Argentina		Argentina	Argentina
Ownership Interest		53.8892%		53.8892%	53.8892%
Volkswagen Financial Services Compania Financiera SA Member
Subsidiaries LineItems
Registered Office		Argentina	[1]	Argentina	Argentina
Ownership Interest				51.00%	51.00%
BBVA Frances Asset Management SA Member
Subsidiaries LineItems
Registered Office	[2]	Argentina		Argentina	Argentina
Ownership Interest	[2]	95.00%		95.00%	95.00%

[1]

On September 25, 2018, the Bank deconsolidated Volkswagen Financial Services Compañía Financiera S.A. as a result of the loss of control due to the termination of the two-year term committed by the Bank to provide financing to the company if it wo uld fail to diversify its sources of funding.

[2]	The Bank owns a direct 95% interest in the Company's capital stock and an indirect 4.8498% interest through BBVA Francés Valores S.A.